Segments and Geographic Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Segment and Geographic Information
Net income	$ 36	$ 32	$ 102	$ 79	$ 176	$ 103	$ 103
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Provision for income taxes	20	19	58	48	112	46	54
Depreciation and amortization	25	25	71	75	101	103	116
Reporting segment
Segment and Geographic Information
Net income	36	32	102	79	176	103	103
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Provision for income taxes	20	19	58	48	112	46	54
Depreciation and amortization	25	25	71	75	101	103	116
EBITDA (excluding loss on early extinguishment of debt)	$ 144	$ 139	$ 421	$ 406	$ 661	$ 581	$ 530